Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2018
Rent expense	$ 58,000	$ 158,000
Settlement for multiple employment disputes			$ 96,000
Settled upon payment amount		70,000
Accrued settlements for accounts payable and accrued expenses	108,000	207,000
Accrued settlement amount	186,000
Loss from operations discontinued	273,000	60,000
Legal fees	45,000
Accounts Payable and Accrued Liabilities [Member]
Accrued amount	333,000	60,000
Employment Disputes [Member]
Accrued settlement amount	134,000	$ 232,000
Reversal of Previously Accrued Settlements [Member]
Accrued settlement disputes	20,000
Current Liabilities [Member]
Loss from operations discontinued	$ 45,000